RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Changes in the interest rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effect of a 1%-point increase in interest rates:
Changes in profit/loss before tax for the following year		$ (2.4)	$ (3.2)
Changes in equity for the following year		$ 8.0	$ 3.6
Sensitivity to changes
Effect of a 1%-point increase in interest rates:
Changes in profit/loss before tax for the following year	$ (3.0)
Changes in equity for the following year	$ 7.9